Loans, impaired loans and allowance for credit losses (Tables)	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Disclosure of loans at amortized cost
(a) Loans at amortized cost

	As at
	July 31, 2023
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$347,707	$1,009	$346,698
Personal loans	103,733	2,291	101,442
Credit cards	16,607	1,176	15,431
Business and government	290,051	1,417	288,634
Total	$758,098	$5,893	$752,205

	As at
	April 30, 2023			October 31, 2022
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$353,560	$981	$352,579	$349,279	$899	$348,380
Personal loans	102,178	2,267	99,911	99,431	2,137	97,294
Credit cards	16,053	1,135	14,918	14,518	1,083	13,435
Business and government	298,013	1,353	296,660	287,107	1,229	285,878
Total	$769,804	$5,736	$764,068	$750,335	$5,348	$744,987

Schedule of Impaired Loans
(b) Impaired loans
(1)

	As at
	July 31, 2023
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,768	$483	$1,285
Personal loans	1,079	632	447
Credit cards	–	–	–
Business and government	2,640	705	1,935
Total	$5,487	$1,820	$3,667
By geography:
Canada	$1,441	$481	$960
United States	–	–	–
Mexico	1,211	373	838
Peru	644	354	290
Chile	1,028	259	769
Colombia	342	93	249
Other international	821	260	561
Total	$5,487	$1,820	$3,667

	As at
	April 30, 2023			October 31, 2022
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,659	$455	$1,204	$1,386	$406	$980
Personal loans	1,040	608	432	848	551	297
Credit cards	–	–	–	–	–	–
Business and government	2,606	688	1,918	2,552	678	1,874
Total	$5,305	$1,751	$3,554	$4,786	$1,635	$3,151
By geography:
Canada	$1,293	$459	$834	$1,054	$440	$614
United States	–	–	–	–	–	–
Mexico	1,115	320	795	1,020	294	726
Peru	736	375	361	761	352	409
Chile	990	254	736	740	202	538
Colombia	305	80	225	301	67	234
Other international	866	263	603	910	280	630
Total	$5,305	$1,751	$3,554	$4,786	$1,635	$3,151
(1)	Interest income recognized on impaired loans during the three months ended July 31, 2023 was $16 (April 30, 2023 – $14; October 31, 2022 – $11).

Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations
The following tables show certain key macroeconomic variables used to calculate the modelled estimate for the allowance for credit losses. Further changes in these variables up to the date of the financial statements is incorporated through expert credit judgment. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Very Pessimistic
As at July 31, 2023	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	0.4	2.6	1.3	3.9	-2.4	3.3	-4.6	3.7
Consumer price index, y/y %	2.9	2.1	3.1	2.6	2.0	1.7	6.5	2.3
Unemployment rate, average %	5.7	6.0	5.4	4.5	7.3	6.6	9.3	6.9
Bank of Canada overnight rate target, average %	4.9	2.7	5.1	3.5	3.8	1.4	6.0	3.4
HPI - Housing Price Index, y/y % change	-0.9	0.3	-0.3	1.8	-4.6	1.1	-6.0	0.4
USD/CAD exchange rate, average	1.29	1.24	1.29	1.24	1.42	1.26	1.48	1.28
U.S.
Real GDP growth, y/y % change	0.3	2.1	0.7	3.0	-2.7	2.9	-4.4	3.2
Consumer price index, y/y %	3.7	2.3	4.0	2.7	2.4	1.9	7.5	2.6
Target federal funds rate, upper limit, average %	5.4	2.7	5.5	3.7	4.3	0.9	6.5	3.4
Unemployment rate, average %	4.0	4.7	3.9	4.3	5.5	5.2	7.1	5.5
Mexico
Real GDP growth, y/y % change	0.5	2.3	1.1	3.2	-1.3	2.8	-3.9	3.3
Unemployment rate, average %	3.7	3.9	3.5	3.2	4.5	4.1	6.6	4.9
Chile
Real GDP growth, y/y % change	0.5	2.9	2.3	4.0	-1.7	3.5	-3.9	4.0
Unemployment rate, average %	9.2	7.2	8.8	6.6	10.4	7.4	12.3	7.8
Peru
Real GDP growth, y/y % change	2.0	2.7	2.9	3.9	1.3	3.0	-0.6	3.4
Unemployment rate, average %	7.3	7.1	6.8	5.2	8.6	7.4	11.9	8.9
Colombia
Real GDP growth, y/y % change	2.2	3.0	3.8	4.0	1.4	3.3	-0.5	3.7
Unemployment rate, average %	10.5	10.1	9.6	8.1	12.3	10.6	17.2	12.8
Caribbean
Real GDP growth, y/y % change	3.8	3.8	4.3	4.7	3.0	4.2	1.2	4.6
Global
WTI oil price, average USD/bbl	78	68	84	84	67	64	62	62
Copper price, average USD/lb	4.00	4.93	4.17	5.52	3.73	4.81	3.59	4.75
Global GDP, y/y % change	2.71	2.38	3.58	3.38	0.06	3.04	-1.52	3.38

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Very Pessimistic
As at April 30, 2023	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	0.3	2.6	1.2	4.0	-2.5	3.3	-3.7	3.5
Consumer price index, y/y %	3.4	1.8	3.5	2.4	2.4	1.5	6.3	2.0
Unemployment rate, average %	5.6	5.8	5.2	4.2	7.2	6.4	8.4	6.6
Bank of Canada overnight rate target, average %	4.4	2.5	4.5	3.4	3.2	1.1	5.3	3.0
HPI - Housing Price Index, y/y % change	-16.9	-0.2	-16.3	1.2	-20.0	0.6	-20.3	-0.2
USD/CAD exchange rate, average	1.31	1.24	1.31	1.24	1.44	1.27	1.46	1.28
U.S.
Real GDP growth, y/y % change	0.6	1.9	1.1	2.7	-2.4	2.7	-3.2	2.8
Consumer price index, y/y %	4.5	2.4	4.8	2.8	3.2	1.9	7.6	2.6
Target federal funds rate, upper limit, average %	5.1	2.8	5.4	3.7	4.0	0.9	6.0	3.3
Unemployment rate, average %	3.8	4.6	3.7	4.2	5.4	5.2	6.3	5.3
Mexico
Real GDP growth, y/y % change	0.7	2.3	1.2	3.1	-1.2	2.8	-2.9	3.1
Unemployment rate, average %	3.8	3.9	3.7	3.2	4.7	4.1	6.2	4.7
Chile
Real GDP growth, y/y % change	-0.2	2.9	1.1	4.1	-2.4	3.5	-3.7	3.8
Unemployment rate, average %	8.7	7.2	8.3	6.3	9.9	7.4	11.2	7.7
Peru
Real GDP growth, y/y % change	2.2	2.6	2.9	4.0	0.9	3.1	-0.4	3.3
Unemployment rate, average %	7.4	7.1	7.1	5.3	8.7	7.4	9.3	7.9
Colombia
Real GDP growth, y/y % change	1.7	2.9	3.5	3.9	0.5	3.3	-0.8	3.6
Unemployment rate, average %	11.2	10.2	10.3	8.2	13.2	10.7	14.0	11.3
Caribbean
Real GDP growth, y/y % change	3.8	3.9	4.3	4.7	2.5	4.3	1.2	4.6
Global
WTI oil price, average USD/bbl	79	69	84	86	68	66	65	65
Copper price, average USD/lb	3.60	4.80	3.72	5.36	3.35	4.69	3.30	4.66
Global GDP, y/y % change	2.67	2.42	3.59	3.42	0.02	3.08	-0.71	3.22
	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Very Pessimistic
As at October 31, 2022	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.2	2.1	2.4	3.1	-4.8	3.7	-5.9	2.6
Consumer price index, y/y %	4.9	2.1	5.2	2.6	9.3	2.3	12.5	9.5
Unemployment rate, average %	5.7	6.0	5.1	4.7	9.7	6.9	10.2	8.6
Bank of Canada overnight rate target, average %	3.8	2.7	4.2	4.1	5.1	3.2	5.1	3.7
HPI - Housing Price Index, y/y % change	-12.3	-0.3	-9.7	1.6	-17.6	-0.3	-20.0	-1.3
USD/CAD exchange rate, average	1.27	1.24	1.26	1.23	1.28	1.24	1.28	1.25
U.S.
Real GDP growth, y/y % change	0.6	2.1	1.3	3.0	-5.1	3.7	-6.5	3.3
Consumer price index, y/y %	5.4	2.4	5.8	2.8	10.0	2.6	13.2	10.1
Target federal funds rate, upper limit, average %	3.5	2.7	4.7	4.5	4.8	3.3	4.8	3.7
Unemployment rate, average %	4.3	5.0	4.2	4.6	7.9	5.7	8.3	6.7
Mexico
Real GDP growth, y/y % change	1.4	2.6	1.9	3.5	-4.0	4.0	-5.1	2.5
Unemployment rate, average %	3.8	3.9	3.7	3.2	7.2	4.8	7.6	6.4
Chile
Real GDP growth, y/y % change	-2.0	2.4	-0.8	3.6	-7.3	3.9	-8.4	2.9
Unemployment rate, average %	8.6	7.6	8.0	6.5	12.2	8.3	12.9	9.0
Peru
Real GDP growth, y/y % change	2.5	2.7	3.7	3.8	-1.0	4.1	-3.3	3.5
Unemployment rate, average %	7.0	6.9	6.0	4.7	10.3	7.6	11.4	9.2
Colombia
Real GDP growth, y/y % change	3.9	2.6	6.5	3.6	0.4	4.0	-2.0	3.4
Unemployment rate, average %	10.7	9.9	9.0	6.7	14.0	10.7	15.1	12.3
Caribbean
Real GDP growth, y/y % change	4.4	4.0	5.0	4.9	0.5	5.2	-1.0	3.8
Global
WTI oil price, average USD/bbl	89	79	95	96	116	83	125	116
Copper price, average USD/lb	3.25	3.49	3.39	3.95	3.66	3.54	3.78	3.78
Global GDP, y/y % change	2.02	2.83	2.96	3.83	-3.05	4.23	-4.14	3.79

Schedule of Allowance for Credit Losses
(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2022	Provision for credit losses (1)	Net write-offs	Other, including foreign currency adjustment	Balance as at July 31, 2023
Residential mortgages	$899	$99	$(52)	$63	$1,009
Personal loans	2,137	907	(844)	91	2,291
Credit cards	1,083	701	(661)	53	1,176
Business and government	1,368	465	(214)	(16)	1,603
	$5,487	$2,172	$(1,771)	$191	$6,079
Presented as:
Allowance for credit losses on loans	$5,348				$5,893
Allowance for credit losses on acceptances (2)	31				53
Allowance for credit losses on off-balance sheet exposures (3)	108				133
(1)	Excludes amounts associated with other assets of $(6). The p rovision for credit losses, net of these amounts, is $2,166.
(2)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2021	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at July 31, 2022
Residential mortgages	$802	$64	$(33)	$10	$843
Personal loans	2,341	403	(643)	12	2,113
Credit cards	1,211	288	(439)	(11)	1,049
Business and government	1,374	98	(149)	(45)	1,278
	$5,728	$853	$(1,264)	$(34)	$5,283
Presented as:
Allowance for credit losses on loans	$5,626				$5,147
Allowance for credit losses on acceptances (1)	37				27
Allowance for credit losses on off-balance sheet exposures (2)	65				109
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at July 31, 2023
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$222	$304	$483	$1,009
Personal loans	673	986	632	2,291
Credit cards	430	746	–	1,176
Business and government	398	314	705	1,417
Total (1)	$1,723	$2,350	$1,820	$5,893
(1)	Excludes allowance for credit losses of $201 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at October 31, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$197	$296	$406	$899
Personal loans	665	921	551	2,137
Credit cards	436	647	–	1,083
Business and government	255	296	678	1,229
Total (1)	$1,553	$2,160	$1,635	$5,348
(1)	Excludes allowance for credit losses of $151 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at July 31, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$184	$284	$375	$843
Personal loans	658	896	559	2,113
Credit cards	432	617	–	1,049
Business and government	238	281	623	1,142
Total (1)	$1,512	$2,078	$1,557	$5,147
(1)	Excludes allowance for credit losses of $148 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended
	July 31, 2023				July 31, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$220	$306	$455	$981	$168	$273	$393	$834
Provision for credit losses
Remeasurement (1)	(50)	21	70	41	1	20	7	28
Newly originated or purchased financial assets	9	–	–	9	8	–	–	8
Derecognition of financial assets and maturities	(2)	(4)	–	(6)	(1)	(3)	–	(4)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	50	(38)	(12)	–	13	(10)	(3)	–
Stage 2	(10)	38	(28)	–	(2)	13	(11)	–
Stage 3	–	(18)	18	–	–	(5)	5	–
Gross write-offs	–	–	(28)	(28)	–	–	(17)	(17)
Recoveries	–	–	6	6	–	–	7	7
Foreign exchange and other movements	5	(1)	2	6	(3)	(4)	(6)	(13)
Balance at end of period	$222	$304	$483	$1,009	$184	$284	$375	$843
Personal loans
Balance at beginning of period	$677	$982	$608	$2,267	$655	$950	$566	$2,171
Provision for credit losses
Remeasurement (1)	(180)	229	255	304	(129)	107	151	129
Newly originated or purchased financial assets	94	–	–	94	92	–	–	92
Derecognition of financial assets and maturities	(24)	(45)	–	(69)	(21)	(32)	–	(53)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	156	(153)	(3)	–	108	(106)	(2)	–
Stage 2	(54)	77	(23)	–	(32)	48	(16)	–
Stage 3	(3)	(103)	106	–	(1)	(58)	59	–
Gross write-offs	–	–	(381)	(381)	–	–	(251)	(251)
Recoveries	–	–	65	65	–	–	59	59
Foreign exchange and other movements	7	(1)	5	11	(14)	(13)	(7)	(34)
Balance at end of period	$673	$986	$632	$2,291	$658	$896	$559	$2,113
Credit cards
Balance at beginning of period	$425	$710	$–	$1,135	$419	$688	$–	$1,107
Provision for credit losses
Remeasurement (1)	(63)	152	193	282	(33)	34	112	113
Newly originated or purchased financial assets	55	–	–	55	43	–	–	43
Derecognition of financial assets and maturities	(16)	(23)	–	(39)	(15)	(12)	–	(27)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	64	(64)	–	–	50	(50)	–	–
Stage 2	(38)	38	–	–	(22)	22	–	–
Stage 3	–	(65)	65	–	–	(43)	43	–
Gross write-offs	–	–	(310)	(310)	–	–	(202)	(202)
Recoveries	–	–	50	50	–	–	40	40
Foreign exchange and other movements	3	(2)	2	3	(10)	(22)	7	(25)
Balance at end of period	$430	$746	$–	$1,176	$432	$617	$–	$1,049
Total retail loans
Balance at beginning of period	$1,322	$1,998	$1,063	$4,383	$1,242	$1,911	$959	$4,112
Provision for credit losses
Remeasurement (1)	(293)	402	518	627	(161)	161	270	270
Newly originated or purchased financial assets	158	–	–	158	143	–	–	143
Derecognition of financial assets and maturities	(42)	(72)	–	(114)	(37)	(47)	–	(84)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	270	(255)	(15)	–	171	(166)	(5)	–
Stage 2	(102)	153	(51)	–	(56)	83	(27)	–
Stage 3	(3)	(186)	189	–	(1)	(106)	107	–
Gross write-offs	–	–	(719)	(719)	–	–	(470)	(470)
Recoveries	–	–	121	121	–	–	106	106
Foreign exchange and other movements	15	(4)	9	20	(27)	(39)	(6)	(72)
Balance at end of period	$1,325	$2,036	$1,115	$4,476	$1,274	$1,797	$934	$4,005
Non-retail loans:
Business and government
Balance at beginning of period	$456	$322	$704	$1,482	$234	$352	$645	$1,231
Provision for credit losses
Remeasurement (1)	16	43	111	170	(1)	(51)	48	(4)
Newly originated or purchased financial assets	103	–	–	103	74	–	–	74
Derecognition of financial assets and maturities	(87)	(20)	(14)	(121)	(58)	(17)	(6)	(81)
Changes in models and methodologies	–	–	–	–	31	55	–	86
Transfer to (from):
Stage 1	18	(18)	–	–	24	(24)	–	–
Stage 2	(14)	16	(2)	–	(6)	6	–	–
Stage 3	–	(2)	2	–	–	(2)	2	–
Gross write-offs	–	–	(81)	(81)	–	–	(107)	(107)
Recoveries	–	–	23	23	–	–	86	86
Foreign exchange and other movements	(4)	1	(23)	(26)	(1)	(6)	(27)	(34)
Balance at end of period including off-balance sheet exposures	$488	$342	$720	$1,550	$297	$313	$641	$1,251
Less: Allowance for credit losses on off-balance sheet exposures (2)	(90)	(28)	(15)	(133)	(59)	(32)	(18)	(109)
Balance at end of period	$398	$314	$705	$1,417	$238	$281	$623	$1,142

	As at and for the nine months ended
	July 31, 2023				July 31, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$197	$296	$406	$899	$152	$276	$374	$802
Provision for credit losses
Remeasurement (1)	(123)	38	176	91	(33)	38	45	50
Newly originated or purchased financial assets	25	–	–	25	28	–	–	28
Derecognition of financial assets and maturities	(6)	(11)	–	(17)	(4)	(10)	–	(14)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	134	(101)	(33)	–	46	(39)	(7)	–
Stage 2	(25)	108	(83)	–	(6)	29	(23)	–
Stage 3	–	(44)	44	–	–	(11)	11	–
Gross write-offs	–	–	(71)	(71)	–	–	(54)	(54)
Recoveries	–	–	19	19	–	–	21	21
Foreign exchange and other movements	20	18	25	63	1	1	8	10
Balance at end of period	$222	$304	$483	$1,009	$184	$284	$375	$843
Personal loans
Balance at beginning of period	$665	$921	$551	$2,137	$644	$1,071	$626	$2,341
Provision for credit losses
Remeasurement (1)	(552)	695	676	819	(447)	296	456	305
Newly originated or purchased financial assets	278	–	–	278	242	–	–	242
Derecognition of financial assets and maturities	(66)	(124)	–	(190)	(56)	(88)	–	(144)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	475	(465)	(10)	–	365	(358)	(7)	–
Stage 2	(150)	212	(62)	–	(88)	131	(43)	–
Stage 3	(7)	(285)	292	–	(3)	(157)	160	–
Gross write-offs	–	–	(1,023)	(1,023)	–	–	(833)	(833)
Recoveries	–	–	179	179	–	–	190	190
Foreign exchange and other movements	30	32	29	91	1	1	10	12
Balance at end of period	$673	$986	$632	$2,291	$658	$896	$559	$2,113
Credit cards
Balance at beginning of period	$436	$647	$–	$1,083	$352	$859	$–	$1,211
Provision for credit losses
Remeasurement (1)	(218)	413	467	662	(122)	42	327	247
Newly originated or purchased financial assets	146	–	–	146	103	–	–	103
Derecognition of financial assets and maturities	(50)	(57)	–	(107)	(35)	(27)	–	(62)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	199	(199)	–	–	189	(189)	–	–
Stage 2	(107)	107	–	–	(48)	48	–	–
Stage 3	–	(188)	188	–	–	(104)	104	–
Gross write-offs	–	–	(820)	(820)	–	–	(580)	(580)
Recoveries	–	–	159	159	–	–	141	141
Foreign exchange and other movements	24	23	6	53	(7)	(12)	8	(11)
Balance at end of period	$430	$746	$–	$1,176	$432	$617	$–	$1,049
Total retail loans
Balance at beginning of period	$1,298	$1,864	$957	$4,119	$1,148	$2,206	$1,000	$4,354
Provision for credit losses
Remeasurement (1)	(893)	1,146	1,319	1,572	(602)	376	828	602
Newly originated or purchased financial assets	449	–	–	449	373	–	–	373
Derecognition of financial assets and maturities	(122)	(192)	–	(314)	(95)	(125)	–	(220)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	808	(765)	(43)	–	600	(586)	(14)	–
Stage 2	(282)	427	(145)	–	(142)	208	(66)	–
Stage 3	(7)	(517)	524	–	(3)	(272)	275	–
Gross write-offs	–	–	(1,914)	(1,914)	–	–	(1,467)	(1,467)
Recoveries	–	–	357	357	–	–	352	352
Foreign exchange and other movements	74	73	60	207	(5)	(10)	26	11
Balance at end of period	$1,325	$2,036	$1,115	$4,476	$1,274	$1,797	$934	$4,005
Non-retail loans:
Business and government
Balance at beginning of period	$322	$320	$695	$1,337	$212	$470	$655	$1,337
Provision for credit losses
Remeasurement (1)	82	72	295	449	(54)	(74)	196	68
Newly originated or purchased financial assets	294	–	–	294	195	–	–	195
Derecognition of financial assets and maturities	(241)	(35)	(26)	(302)	(154)	(73)	(24)	(251)
Changes in models and methodologies	–	–	–	–	30	57	–	87
Transfer to (from):
Stage 1	60	(60)	–	–	85	(85)	–	–
Stage 2	(31)	38	(7)	–	(18)	18	–	–
Stage 3	–	(4)	4	–	–	(5)	5	–
Gross write-offs	–	–	(258)	(258)	–	–	(253)	(253)
Recoveries	–	–	44	44	–	–	104	104
Foreign exchange and other movements	2	11	(27)	(14)	1	5	(42)	(36)
Balance at end of period including off-balance sheet exposures	$488	$342	$720	$1,550	$297	$313	$641	$1,251
Less: Allowance for credit losses on off-balance sheet exposures (2)	(90)	(28)	(15)	(133)	(59)	(32)	(18)	(109)
Balance at end of period	$398	$314	$705	$1,417	$238	$281	$623	$1,142
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Summary of Carrying Value of Exposures by Risk Rating
(d)	Carrying value of exposures by risk rating

Residential mortgages	As at July 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$206,003	$687	$–	$206,690	$208,526	$635	$–	$209,161
Low	91,232	894	–	92,126	90,745	1,172	–	91,917
Medium	20,534	1,281	–	21,815	18,399	1,032	–	19,431
High	3,537	3,170	–	6,707	2,759	2,680	–	5,439
Very high	61	2,046	–	2,107	53	1,429	–	1,482
Loans not graded (2)	15,359	1,135	–	16,494	19,276	1,187	–	20,463
Default	–	–	1,768	1,768	–	–	1,386	1,386
Total	$336,726	$9,213	$1,768	$347,707	$339,758	$8,135	$1,386	$349,279
Allowance for credit losses	222	304	483	1,009	197	296	406	899
Carrying value	$336,504	$8,909	$1,285	$346,698	$339,561	$7,839	$980	$348,380
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at July 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$30,519	$144	$–	$30,663	$30,098	$285	$–	$30,383
Low	28,299	493	–	28,792	27,284	685	–	27,969
Medium	8,747	490	–	9,237	8,789	1,464	–	10,253
High	8,378	3,139	–	11,517	7,059	2,275	–	9,334
Very high	105	1,973	–	2,078	81	1,655	–	1,736
Loans not graded (2)	18,778	1,589	–	20,367	17,371	1,537	–	18,908
Default	–	–	1,079	1,079	–	–	848	848
Total	$94,826	$7,828	$1,079	$103,733	$90,682	$7,901	$848	$99,431
Allowance for credit losses	673	986	632	2,291	665	921	551	2,137
Carrying value	$94,153	$6,842	$447	$101,442	$90,017	$6,980	$297	$97,294
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at July 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,941	$47	$–	$1,988	$1,813	$47	$–	$1,860
Low	3,266	97	–	3,363	2,756	159	–	2,915
Medium	3,987	124	–	4,111	3,434	190	–	3,624
High	3,394	1,187	–	4,581	3,042	998	–	4,040
Very high	36	836	–	872	36	587	–	623
Loans not graded (1)	1,151	541	–	1,692	997	459	–	1,456
Default	–	–	–	–	–	–	–	–
Total	$13,775	$2,832	$–	$16,607	$12,078	$2,440	$–	$14,518
Allowance for credit losses	430	746	–	1,176	436	647	–	1,083
Carrying value	$13,345	$2,086	$–	$15,431	$11,642	$1,793	$–	$13,435
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at July 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$103,148	$4	$–	$103,152	$98,973	$6	$–	$98,979
Low	18,868	2	–	18,870	19,196	9	–	19,205
Medium	9,199	11	–	9,210	7,880	44	–	7,924
High	3,754	412	–	4,166	3,700	307	–	4,007
Very high	28	305	–	333	34	354	–	388
Loans not graded (1)	8,994	1,770	–	10,764	8,316	1,667	–	9,983
Default	–	–	–	–	–	–	–	–
Carrying value	$143,991	$2,504	$–	$146,495	$138,099	$2,387	$–	$140,486
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at July 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$341,611	$882	$–	$342,493	$339,410	$973	$–	$340,383
Low	141,665	1,486	–	143,151	139,981	2,025	–	142,006
Medium	42,467	1,906	–	44,373	38,502	2,730	–	41,232
High	19,063	7,908	–	26,971	16,560	6,260	–	22,820
Very high	230	5,160	–	5,390	204	4,025	–	4,229
Loans not graded (2)	44,282	5,035	–	49,317	45,960	4,850	–	50,810
Default	–	–	2,847	2,847	–	–	2,234	2,234
Total	$589,318	$22,377	$2,847	$614,542	$580,617	$20,863	$2,234	$603,714
Allowance for credit losses	1,325	2,036	1,115	4,476	1,298	1,864	957	4,119
Carrying value	$587,993	$20,341	$1,732	$610,066	$579,319	$18,999	$1,277	$599,595
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at July 31, 2023				As at October 31, 2022
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$159,628	$1,122	$–	$160,750	$162,696	$1,775	$–	$164,471
Non-investment grade	113,422	7,717	–	121,139	105,251	9,563	–	114,814
Watch list	27	3,021	–	3,048	22	2,890	–	2,912
Loans not graded (2)	2,459	15	–	2,474	2,346	12	–	2,358
Default	–	–	2,640	2,640	–	–	2,552	2,552
Total	$275,536	$11,875	$2,640	$290,051	$270,315	$14,240	$2,552	$287,107
Allowance for credit losses	398	314	705	1,417	255	296	678	1,229
Carrying value	$275,138	$11,561	$1,935	$288,634	$270,060	$13,944	$1,874	$285,878
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at July 31, 2023				As at October 31, 2022
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$227,390	$1,959	$–	$229,349	$222,734	$1,502	$–	$224,236
Non-investment grade	61,918	5,232	–	67,150	62,827	4,534	–	67,361
Watch list	2	775	–	777	4	604	–	608
Loans not graded (2)	5,074	1	–	5,075	4,573	–	–	4,573
Default	–	–	107	107	–	–	139	139
Total	$294,384	$7,967	$107	$302,458	$290,138	$6,640	$139	$296,917
Allowance for credit losses	90	28	15	133	67	24	17	108
Carrying value	$294,294	$7,939	$92	$302,325	$290,071	$6,616	$122	$296,809
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at July 31, 2023				As at October 31, 2022
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$387,018	$3,081	$–	$390,099	$385,430	$3,277	$–	$388,707
Non-investment grade	175,340	12,949	–	188,289	168,078	14,097	–	182,175
Watch list	29	3,796	–	3,825	26	3,494	–	3,520
Loans not graded (2)	7,533	16	–	7,549	6,919	12	–	6,931
Default	–	–	2,747	2,747	–	–	2,691	2,691
Total	$569,920	$19,842	$2,747	$592,509	$560,453	$20,880	$2,691	$584,024
Allowance for credit losses	488	342	720	1,550	322	320	695	1,337
Carrying value	$569,432	$19,500	$2,027	$590,959	$560,131	$20,560	$1,996	$582,687
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Schedule of Loans Past Due But Not Impaired
(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	As at July 31, 2023 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,279	$605	$–	$1,884
Personal loans	609	313	–	922
Credit cards	226	153	317	696
Business and government	148	58	–	206
Total	$2,262	$1,129	$317	$3,708

	As at April 30, 2023 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,173	$567	$–	$1,740
Personal loans	556	306	–	862
Credit cards	228	155	312	695
Business and government	134	64	–	198
Total	$2,091	$1,092	$312	$3,495

	As at October 31, 2022 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,015	$482	$–	$1,497
Personal loans	505	254	–	759
Credit cards	173	113	249	535
Business and government	122	47	–	169
Total	$1,815	$896	$249	$2,960
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired , with the exception of credit card receivables which are considered impaired when 180 days past due.

Summary of Purchased Credit Impaired Loans
(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	July 31 2023	April 30 2023	October 31 2022
Unpaid principal balance (1)	$293	$305	$309
Credit-related fair value adjustments	(79)	(79)	(70)
Carrying value	214	226	239
Stage 3 allowance	(1)	(2)	(2)
Carrying value net of related allowance	$213	$224	$237
(1)	Represents principal amount owed net of write-offs.